Supplement Dated January 14, 2014

To

Prospectuses Dated April 29, 2013

This supplement is intended for distribution with prospectuses dated April 29, 2013 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life	Majestic Performance VUL
Medallion Executive Variable Life II	Variable Estate Protection
Medallion Executive Variable Life III	Variable Estate Protection Plus
Majestic Variable Universal Life	Variable Estate Protection Edge
Majestic Variable Universal Life 98	Performance Executive Variable Life
Variable Master Plan Plus	Performance Survivorship Variable Universal Life
Majestic Variable COLI	Medallion Variable Universal Life Plus
Majestic Variable Estate Protection	Medallion Variable Universal Life Edge
VUL Accumulator	SPVL
Corporate VUL	Survivorship VUL
EPVUL	Protection Variable Universal Life
VUL Protector	Medallion Variable Universal Life Edge II
Medallion Variable Universal Life	Flex V1
Flex V2	Annual Premium Variable Life
Majestic Performance Survivorship Variable Universal Life

Effective March 3, 2014, we amend and restate the investment objectives of the Lifestyle portfolios contained in the table of Investment Options and Investment Subadvisers as follows:

Portfolio	Portfolio Manager	Investment Objective
Lifestyle Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio normally invests primarily in underlying funds that invest primarily in equity securities. The portfolio may also use certain risk management techniques to seek to manage volatility of returns and limit the magnitude of portfolio losses.

Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio normally invests primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The portfolio may also use certain risk management techniques to seek to manage the volatility of returns and limit the magnitude of portfolio losses.

Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio normally invests primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The portfolio may also use certain risk management techniques to seek to manage the volatility of returns and limit the magnitude of portfolio losses.

Portfolio	Portfolio Manager	Investment Objective
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio normally invests primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The portfolio may also use certain risk management techniques to seek to manage the volatility of returns and limit the magnitude of portfolio losses.

Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio normally invests primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The portfolio may also use certain risk management techniques to seek to manage the volatility of returns and limit the magnitude of portfolio losses.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-164150	333-164160	333-164170	333-124150	333-131139

333-164151	333-164161	333-164171	333-1312999	333-131134

333-164152	333-164162	333-164172	333-157212	333-132905

333-164153	333-164164	333-164173	333-100567	333-157213

333-164156	333-164163	333-164175	333-126668

333-164154	333-164165	333-164176	333-85296

333-164155	333-164166	333-85284	333-88972

333-164157	333-164167	333-88748	333-33504

333-164158	333-164168	333-71136	333-100664

333-164159	333-164169	333-100597	333-127543

VLI ProdSupp VL2 01/2014